Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 1,603	$ 1,838
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	557	686
Increase (decrease) in accrued severance pay	232	(476)
Loss on disposal of businesses - discontinued operations		(2)
Deferred taxes, net	(90)	(180)
Changes in assets and liabilities:
Decrease (increase) in accounts receivable and prepaid expenses	(258)	528
Increase in inventory	(8)	(1)
Decrease (increase) in deposits with insurance companies and severance pay fund	(122)	5
Increase in trade payables, accrued expenses and other liabilities	1,264	2,329
Net cash provided by operating activities	3,178	4,727
Cash flows from investing activities:
Proceeds from sale of property and equipment	9	1
Purchase of property and equipment	(83)	(126)
Net cash used in investing activities	(74)	(125)
Cash flows from financing activities:
Short-term bank credit	2,499	(58)
Long-term bank credit		(7)
Cash distributions to shareholders	(7,916)	(1,611)
Proceeds from issuance of shares upon exercise of options	47	40
Net cash used in financing activities	(5,370)	(1,636)
Net increase (decrease) in cash and cash equivalents	(2,266)	2,966
Effect of exchange rate changes on cash	(60)	(68)
Cash and cash equivalents at beginning of period	11,903	11,787
Cash and cash equivalents at end of period	9,577	14,685
Appendix A - Non-cash transactions
Purchase of property on credit	$ 122	$ 89